Transactions with Directors and Other Key Management Personnel - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) director transaction	Dec. 31, 2021 GBP (£) director transaction	Dec. 31, 2020 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Remuneration excluding pension contribution | £	£ 3,510,441	£ 3,740,810	£ 2,093,149
Remuneration excluding pension contribution performance | £	1,900,506	1,864,320	0
Accrued defined benefit pension related to the highest paid director | £	£ 0	22,119	21,309
Directors with a deferred pension benefit accruing under a defined benefit scheme	1
Ex gratia pensions paid to former Directors | £	£ 379,945	£ 370,668	£ 366,248
Directors who held any interest in the shares	0	0
Directors who exercised or were granted any rights to subscribe for shares	0	0
Directors who exercised share options over shares in Banco Santander	0	0
Number of loan made to directors	4	2
Loans made to directors | £	£ 332,426	£ 15,430
Number of other transactions, arrangements or agreements with material interest | transaction	0	0
Number of Directors having material interest in contract of significance	0	0
Other key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of loan made to key management personnel	2	2
Loans made to key management personnel | £	£ 314,667	£ 11,678